Earnings per common share - € / shares shares in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2024		Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [Abstract]
Basic	[1]	€ (0.38)		€ 0.07	€ 0.18	€ 0.73
Diluted	[1]	€ (0.38)		€ 0.07	€ 0.18	€ 0.72
Number of shares in million [Abstract]
Denominator for basic earnings per share, weighted-average shares outstanding		1,998.0		2,079.0	2,005.7	2,073.0
Denominator for diluted earnings per share, adjusted weighted-average shares after assumed conversions		1,998.0	[2]	2,108.7	2,047.8	2,109.6

[1]	Earnings were adjusted by € 574 million and € 498 million before tax for the coupons paid on Additional Tier 1 Notes in the second quarter of 2024 and 2023, respectively. The coupons paid on Additional Tier 1 Notes are not attributable to Deutsche Bank shareholders and therefore need to be deducted in the calculation in accordance with IAS 33. This adjustment created a net loss situation for EPS for the three months ended June 30, 2024
[2]	Due to the net loss situation for the three months ended June 30, 2024 potentially dilutive shares are generally not considered for the EPS calculation, because to do so would decrease the net loss per share. Under a net income situation however, the number of adjusted weighted average shares after assumed conversion would have been increased by 42.1 million shares for the three months ended June 30, 2024